Income Tax Benefit - Schedule of Reconciliation of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Income Tax Expense [Abstract]
Tax calculated based on profit before tax and statutory tax rate	$ (2,318,673)	$ (1,108,602)	$ (655,823)
Expenses disallowed by tax regulation	1,373,430	78,538	67,065
Tax exempt income by tax regulation	(97,804)	(8,826)	(5,823)
Taxable loss not recognized as deferred tax assets	884,956	447,808	369,439
Change in assessment of realization of deferred tax assets	(40,818)
Use of loss carryforward not recognized deferred tax assets from prior years	(394,136)		(22,035)
Prior year income tax (over) underestimation	276,516
Tax on undistributed earnings	9,283
Income tax benefit	$ (307,246)	$ (591,082)	$ (247,177)